Income Taxes - Provision for Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Current:
U.S. Federal					$ (292)	$ (492)
Foreign					71	198
State					78	(30)
Deferred:
U.S. Federal and State					2,685	(225)
Foreign					0	(36)
Loss before income taxes	(27,818)	(2,862)	(45,520)	(1,763)	(14,876)	(4,542)
Income tax provision (benefit)	$ (901)	$ (662)	$ 19,773	$ 240	$ 2,542	$ (585)
Effective tax rate	3.20%	23.10%	(43.40%)	(13.60%)